SEMI-ANNUAL REPORT

                               FEBRUARY 28, 1997


                                  ============
                                     TOWER
                                  MUTUAL FUNDS
                                  ============


                        TOWER CAPITAL APPRECIATION FUND

                     TOWER LOUISIANA MUNICIPAL INCOME FUND

                          TOWER TOTAL RETURN BOND FUND

                       TOWER U.S. GOVERNMENT INCOME FUND

                            TOWER CASH RESERVE FUND

                     TOWER U.S. TREASURY MONEY MARKET FUND


================================================================================
TABLE OF CONTENTS
================================================================================

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE.........................................................   1
--------------------------------------------------------------------------------
INVESTMENT REVIEWS..........................................................   2
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS...................................................   8
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS.........................................   24
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES........................................  26
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS....................................................  28
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS.........................................  30
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS........................................................  32
--------------------------------------------------------------------------------
COMBINED NOTES TO FINANCIAL STATEMENTS......................................  34
--------------------------------------------------------------------------------

- SHARES OF THE TOWER MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

- INVESTMENT IN THE SHARES OF THE TOWER MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

- TOWER CASH RESERVE FUND AND TOWER U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

- PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS.

- THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS WHICH CONTAINS FACTS CONCERNING THEIR OBJECTIVES AND POLICIES, MANAGEMENT FEES, EXPENSES AND OTHER INFORMATION.

================================================================================
PRESIDENT'S MESSAGE
================================================================================

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Tower Mutual Funds. The Report covers the activity of the Tower Mutual Funds over the six-month period from September 1, 1996 through February 28, 1997. It includes an interview with each fund's portfolio manager, as well as a complete list of investments and financial statements for each fund.

Please note the following highlights for each fund over the six-month period:

    - In a relatively favorable stock market environment during the reporting period, TOWER CAPITAL APPRECIATION FUND produced strong total return performance. For Class A Shares, the total return was 22.94%.* Contributing to the total return were dividends of $0.09 per share and capital gains of $1.99 per share, and a 10% increase in net asset value. For Class B Shares, which had been in operation for only a four-month period since November 30, 1996, the total return was 4.73%.* Contributing to the total return were dividends of $0.03 per share and a 4% increase in net asset value. At the end of the reporting period, net assets in the fund stood at more than $205 million.

    - Designed for tax-sensitive Louisiana residents, TOWER LOUISIANA MUNICIPAL INCOME FUND paid double-tax-free dividends of $0.29 per share and capital gains of $0.04 per share.** The fund's net asset value increased from $10.94 on the first day of the period to $11.08 on the last day of the period. The fund's total return was 4.33%.* At the end of the reporting period, net assets stood at more than $66 million.

    - The diversified portfolio of TOWER TOTAL RETURN BOND FUND paid dividends of $0.31 per share, while its net asset value increased from $9.77 on the first day of the period to $9.96 on the last day of the period. The fund produced a total return of 5.17%.* At the end of the reporting period, net assets stood at more than $65.7 million.

    - TOWER U.S. GOVERNMENT INCOME FUND paid dividends of $0.33 per share, while its net asset value increased by $0.11. As a result, the fund produced a total return of 4.49%.* Net assets ended the reporting period at more than $33.8 million.

    - TOWER CASH RESERVE FUND, a portfolio of high quality money market securities, paid dividends of $0.02 per share. At the end of the reporting period, net assets stood at more than $164 million.

    - TOWER U.S. TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid dividends of $0.02 per share. At the end of the reporting period, net assets stood at more than $147.8 million.

Thank you for pursuing your financial goals through the Tower Mutual Funds. We are committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ EDWARD C. GONZALES
----------------------
Edward C. Gonzales
President
April 15, 1997

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges. Total returns based on offering price for the six-month period are as follows: Tower Capital Appreciation Fund-Class A Shares, 17.42%; Tower Capital Appreciation Fund-Class B Shares (4-month period), (0.78%); Tower Louisiana Municipal Income Fund, 1.18%; Tower Total Return Bond Fund, 2.04%; and Tower U.S. Government Income Fund, 1.39%.

** Income may be subject to the federal alternative minimum tax.


===============================================================================
    INVESTMENT REVIEWS
===============================================================================

===============================================================================
   TOWER CAPITAL APPRECIATION FUND
===============================================================================

Q

     What is your analysis of the stock market, which, despite periods of volatility, continued to break records as the bull market marched on?

A

     Strong corporate earnings continued to be the underpinning for a liquidity driven bull market.

Q

     How did Tower Capital Appreciation Fund perform over the six-month period ended February 28, 1997?

A

     Class A Shares of the fund produced a total return of 22.94%, based on net asset value, versus 22.54% for the Standard & Poor's 500 Composite Stock Index.* Class B Shares of the fund produced a total return of 4.73%, based on net asset value for the period from November 30, 1996 (date of initial public offering) to February 28, 1997.*

Q

     What strategies accounted for such strong six-month performance?

A

     We use our multi-factor quantitative equity selection model to select the best stocks in each industry group on a continual basis. The fund's strong performance over the reporting period came as a result of the selection process that was based on this model.

Q

     With the bull market at such an extended stage, what is your outlook for the rest of 1997?

A

     We look for continued volatility with a positive bias. The market should remain in a trading range of approximately 6200-6850 on the Dow Jones Industrial Average.

* Standard & Poor's 500 Composite Stock Index is an unmanaged composite index of common stocks in industry, transportation, and financial and public utility companies, that compares total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.


================================================================================
   TOWER LOUISIANA MUNICIPAL INCOME FUND
================================================================================

Q

     To what degree have Louisiana municipal bonds been impacted by the same fears of inflation and rising interest rates that have had a negative effect on the overall bond market?

A

     While concerns over rising inflation have had a negative impact on Louisiana municipal bond prices, tax-free prices have held up better than taxable bond prices.

Q

     During the reporting period, how did Tower Louisiana Municipal Income Fund perform compared to the Louisiana municipal bond market in general?

A

     The fund performed in line with the Louisiana municipal market returning 4.33% for the six-month period ended February 28, 1997, based on net asset value.

Q

     The fund has maintained a relatively consistent tax-free income stream. What strategies do you use to accomplish this important objective for shareholders?

A

     We focus investments on higher yielding housing and hospital related bonds and attempt to minimize turnover and transaction costs.

Q

     What do you see ahead for the municipal bond market?

A

     Municipal yields have risen to attractive long-term levels. We expect tax-free bond prices to stabilize soon as the Federal Reserve Board (the "Fed") moves to slow the economy.

================================================================================
   TOWER TOTAL RETURN BOND FUND
================================================================================

Q

     Thanks to market uncertainty, the bond market has remained relatively weak, although prices have stabilized somewhat. What factors were responsible?

A

     A surprisingly resilient U.S. economy continued to be driven by a confident consumer. This has been led by relatively low unemployment and concern over wage inflation.

Q

     How did Tower Total Return Bond Fund perform over the reporting period in terms of income and total return? How did the fund perform compared to the overall bond market, as measured by the Salomon Brothers Broad Investment-Grade Bond Index*?

A

     The fund performed in line with the overall bond market returning 5.17%, based on net asset value, versus 5.34% for the Salomon Brothers Broad Investment Grade Bond Index.

Q

     Were holdings focused on U.S. Treasury securities for most of the period? Do you foresee any changes to portfolio composition?

A

     The fund continued to hold a large position in U.S. Treasuries. Going forward we plan to selectively add more high quality corporate and mortgage-backed securities.

Q

     What developments are you keeping an eye on with respect to the bond market for the remainder of 1997?

A
     The Fed's interest rate policy and the key economic indicators of inflation are the important factors to watch in the coming months. Continued strength in the domestic employment statistics and consumer spending will likely require further Fed interest rate hikes.

* Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged index designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. Investments cannot be made in an index.

================================================================================
   TOWER U.S. GOVERNMENT INCOME FUND
================================================================================

Q

     What are your comments on the uncertainty about the economy, and its continued toll on the bond market?

A

     From Main Street to Wall Street to the Washington Beltway, the fourth quarter 1996 and preliminary 1st quarter 1997 economic numbers have been surprisingly strong. While inflation has remained dormant, the pressure on the Fed to continue to raise short-term interest rates and throttle the U.S. economic engine has increased. This has led to an increase in bond yields and most likely will continue to provide us with upward momentum on interest rates.

Q

     How did Tower U.S. Government Income Fund perform in this environment over the six-month reporting period in terms of total return and yield?

A

     The total return of the fund for the six-month period ended February 28, 1997 was 4.49%, based on net asset value. The net asset value price appreciation alone accounted for a 1.12% gain. As of February 28, 1997, the fund's 30-day SEC yield was 6.18%, based on offering price.

Q

     Have mortgage-backed bonds continued to play a key role in the fund's portfolio?

     The mortgage-backed sector has been a strong relative performer as spreads have narrowed and refinancings have remained generally low. Our portfolio has and will continue to seek out mortgages where we find value. As of February 28, 1997, the fund's assets, based on net asset value, were allocated as follows: Mortgage-Backed Securities 40.0%; Treasuries 21.5%; Agencies 37.4%; and Repurchase Agreements 0.6%.

Q

     Do you foresee that economic conditions may have a positive influence on bond prices during the remainder of 1997?

A

     The biggest factor in determining fixed income returns for 1997 will be the Fed policymakers and their measure of success in slowing down a stronger than realized economy. Fed Chairman, Alan Greenspan has proven in the past to be an independent thinker and if capital market, economic and psychological factors turn heavily on his words and actions, the result would be a volatile market with several different turns in 1997.

================================================================================
   TOWER CASH RESERVE FUND
================================================================================

Q

     Although the Fed continued to stay on the sidelines, short-term interest rates swayed back and forth during the period. What factors contributed to this?

A

     Surprisingly strong economic growth gradually rallied support for a Fed interest rate hike sooner rather than later. However, a relatively weak retail sector and very benign inflation numbers served as a dampening factor. Overall, the short-term market was indecisive and interest rates ended up the period almost exactly where they started.

Q

     How did the yield of the Tower Cash Reserve Fund respond to this environment?

A

     The 7-day net yield for the fund was 4.53% on September 1, 1996 and on February 28, 1997.*

Q

     What factors influenced the fund's portfolio mix and average maturity during the period?

A

     Our portfolio strategy was equally weighted among the following factors: relative attractiveness of overnight repurchase agreements, availability of prime commercial paper and our internal view of Fed action and timing. Near the end of the reporting period we shortened average maturity as the chance of a Fed tightening increased.

Q

     Based on your outlook for interest rates for the rest of 1997, what is your strategy going forward?

A

     We intend to stay liquid and slightly shorter in average maturity in the case that a single preemptive Fed tightening becomes the first of a series of short-term interest rate hikes.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

================================================================================
   TOWER U.S. TREASURY MONEY MARKET FUND
================================================================================

Q

     Amid uncertainty about the directions of the economy, short-term interest rates experienced their share of fluctuation during the period. Can you comment?

A

     The period saw great volatility as economic uncertainty and questions about the Fed dominated the short-term landscape. At the period's conclusion, however, short-term interest rates were approximately where they had been six months prior.

Q

     How did Tower U.S. Treasury Money Market Fund perform for shareholders in terms of yield during the six-month reporting period?

A

     The 7-day net yield for the fund was 4.82% on September 1, 1996 and 4.77% on February 28, 1997.*

Q

     Are you continuing to emphasize a combination of overnight repurchase agreements and U.S. Treasury securities in the fund's portfolio? What are the advantages of such a combination?

A

     We believe our strategy of approximately a 50-50 mix of overnight repurchase agreements and laddered U.S. Treasuries provides us with superior liquidity and minimal re-investment risk. We will continue this strategy and target average maturities in the 35-45 day range.

Q
     What is your overall outlook for the economy and short-term interest rates for the rest of 1997?

A

     If the recent strong economic numbers do not subside, this could lead to a Fed tightening and ultimately higher short-term rates. As a result, very liquid and short-term investments may be investors best near-term fixed income choice.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

================================================================================
    PORTFOLIOS OF INVESTMENTS            TOWER MUTUAL FUNDS
                                         February 28, 1997 (unaudited)
================================================================================

CAPITAL APPRECIATION FUND

------------------------------------------------------------
    SHARES                                        VALUE
------------------------------------------------------------
                  COMMON STOCKS--98.4%
                  Aerospace & Defense--0.5%
      16,150      Rockwell International
                   Corp.                       $  1,045,713
                                               ------------
                  Automobile--1.0%
      60,000      Chrysler Corp.                  2,032,500
                                               ------------
                  Consumer Durables--0.6%
      32,400      Brunswick Corp.                   927,450
      10,000      Hasbro, Inc.                      427,500
                                               ------------
                  Total                           1,354,950
                                               ------------
                  Consumer Non-
                   Durables--13.1%
      65,500      Anheuser-Busch Cos., Inc.       2,914,750
      26,200      Avon Products, Inc.             1,526,150
      18,800      Campbell Soup Co.               1,694,350
      28,700      Clorox Co.                      3,429,650
      83,200      Coca-Cola Co.                   5,075,200
      26,350      ConAgra, Inc.                   1,396,550
      21,400      Nike, Inc., Class B             1,538,125
      31,900      Philip Morris Cos., Inc.        4,310,488
      22,700      Procter & Gamble Co.            2,726,838
      61,400      Sara Lee Corp.                  2,379,250
                                               ------------
                  Total                          26,991,351
                                               ------------
                  Consumer Services--3.5%
      29,800      Disney (Walt) Co.               2,212,649
      26,450      (a)HFS, Inc.                    1,811,825
      17,200      (a)King World Productions,
                   Inc.                             638,550
      55,500      New York Times Co., Class
                   A                              2,469,750
                                               ------------
                  Total                           7,132,774
                                               ------------
                  Electrical Equipment--1.1%
      31,100      Honeywell, Inc.                 2,211,987
                                               ------------
                  Electronic
                   Technology--10.8%
      23,000      (a)Adaptec, Inc.                  875,437
      49,100      (a)Cisco Systems, Inc.          2,731,187
      29,100      (a)Compaq Computer Corp.        2,306,175
      38,000      (a)Dell Computer Corp.          2,702,750
      40,100      (a)EMC Corp. Mass               1,443,600
      30,200      Harris Corp.                    2,227,250
      27,400      Intel Corp.                     3,887,375
------------------------------------------------------------


------------------------------------------------------------
    SHARES                                        VALUE
------------------------------------------------------------
      18,250      Lockheed Martin Corp.        $  1,615,125
      22,500      (a)Seagate Technology,
                   Inc.                           1,063,125
      33,500      (a)Sun Microsystems, Inc.       1,034,313
      31,600      United Technologies Corp.       2,377,900
                                               ------------
                  Total                          22,264,237
                                               ------------
                  Energy Minerals--6.9%
      18,500      Amoco Corp.                     1,563,250
       7,200      Atlantic Richfield Co.            900,000
      17,500      British Petroleum Co. PLC,
                   ADR                            2,316,563
      33,400      Exxon Corp.                     3,335,825
      21,700      Mobil Corp.                     2,663,675
       3,500      Royal Dutch Petroleum Co.,
                   ADR                              605,500
      18,800      Texaco, Inc.                    1,858,850
      24,200      Unocal Corp.                      934,725
                                               ------------
                  Total                          14,178,388
                                               ------------
                  Finance--15.6%
      18,500      Allstate Corp.                  1,172,437
      30,800      BankAmerica Corp.               3,503,500
      18,600      CIGNA Corp.                     2,843,475
      15,000      Chase Manhattan Corp.           1,501,875
      16,800      Citicorp                        1,961,400
      43,300      Comerica, Inc.                  2,603,412
      38,600      First Chicago NBD Corp.         2,258,100
      41,700      First Union Corp.               3,659,175
      19,400      Merrill Lynch & Co., Inc.       1,862,400
      62,400      NationsBank Corp.               3,736,200
      13,800      PHH Corp.                         660,675
      66,500      SunAmerica, Inc.                3,050,688
      61,900      Travelers Group, Inc.           3,319,388
                                               ------------
                  Total                          32,132,725
                                               ------------
                  Health Services--1.5%
      16,000      HBO & Co.                         922,000
      77,900      (a)Tenet Healthcare Corp.       2,113,038
                                               ------------
                  Total                           3,035,038
                                               ------------
                  Health Technology--9.8%
      36,500      Abbott Laboratories             2,053,125
      36,000      Becton, Dickinson & Co.         1,773,000
      32,600      Bristol-Myers Squibb Co.        4,254,300
      44,800      Johnson & Johnson               2,581,600
      37,700      Merck & Co., Inc.               3,468,400
------------------------------------------------------------


(See Notes to Portfolios of Investments)


CAPITAL APPRECIATION FUND (continued)

------------------------------------------------------------
    SHARES                                        VALUE
------------------------------------------------------------
                  COMMON STOCKS- Health
                   Technology-(cont'd)
      33,100      Pfizer, Inc.                 $  3,032,788
      40,300      Schering Plough Corp.           3,087,988
                                               ------------
                  Total                          20,251,201
                                               ------------
                  Industrial Services--0.9%
      11,800      Fluor Corp.                       715,375
      10,600      Schlumberger Ltd.               1,066,625
                                               ------------
                  Total                           1,782,000
                                               ------------
                  Non-Energy Minerals--1.0%
      26,000      Nucor Corporation               1,251,250
      12,400      Phelps Dodge Corp.                886,600
                                               ------------
                  Total                           2,137,850
                                               ------------
                  Process Industries--4.1%
      20,300      Air Products & Chemicals,
                   Inc.                           1,504,737
      40,100      Crown Cork & Seal Co.,
                   Inc.                           2,225,550
      26,650      Du Pont (E.I.) de Nemours
                   & Co.                          2,858,212
      38,100      Praxair, Inc.                   1,852,613
                                               ------------
                  Total                           8,441,112
                                               ------------
                  Producer
                   Manufacturing--6.1%
      12,400      Allied-Signal, Inc.               895,900
      15,300      Armstrong World
                   Industries, Inc.               1,053,787
      17,400      Emerson Electric Co.            1,722,600
      46,400      General Electric Co.            4,773,400
      11,400      Harsco Corp.                      410,400
      39,600      Ingersoll-Rand Co.              1,881,000
      21,500      Johnson Controls, Inc.          1,811,375
                                               ------------
                  Total                          12,548,462
                                               ------------
                  Retail Trade--4.8%
      41,500      American Stores Co.             1,857,125
      27,600      Dayton-Hudson Corp.             1,159,200
      72,000      Gap (The), Inc.                 2,376,000
      16,150      Home Depot, Inc.                  880,175
      30,300      Sears, Roebuck & Co.            1,643,775
      44,800      TJX Cos., Inc.                  1,870,400
                                               ------------
                  Total                           9,786,675
                                               ------------
------------------------------------------------------------

------------------------------------------------------------
  SHARES OR
  PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------
                  Technology Services--5.1%
      22,700      General Motors Corp.         $  1,313,762
      33,750      Lucent Technologies, Inc.       1,818,281
      56,100      (a)Microsoft Corp.              5,469,750
      32,500      (a)Parametric Technology
                   Corp.                          1,832,188
                                               ------------
                  Total                          10,433,981
                                               ------------
                  Transportation--1.7%
      30,000      CSX Corp.                       1,383,750
       9,500      Delta Air Lines, Inc.             764,750
       4,900      Norfolk Southern Corp.            446,513
      21,500      Tidewater, Inc.                   924,500
                                               ------------
                  Total                           3,519,513
                                               ------------
                  Utilities--10.3%
      10,300      Ameritech Corp.                   656,625
      49,400      Bell Atlantic Corp.             3,414,775
      61,300      BellSouth Corp.                 2,873,437
      38,750      Consolidated Edison Co.         1,196,406
      75,600      GPU, Inc.                       2,646,000
      67,000      GTE Corp.                       3,132,250
      60,200      Pinnacle West Capital
                   Corp.                          1,881,250
      55,000      SBC Communications, Inc.        3,162,500
      51,100      Williams Cos., Inc. (The)       2,235,624
                                               ------------
                  Total                          21,198,867
                                               ------------
                  TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $141,606,086)                202,479,324
                                               ------------
                  (b)REPURCHASE
                   AGREEMENT--1.3%
  $2,766,000      HSBC Securities, Inc.,
                   5.33%, dated 2/28/1997,
                   due 3/3/1997 (at
                   amortized cost)                2,766,000
                                               ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $144,372,086)               $205,245,324
                                               ============
------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND

------------------------------------------------------------------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(d)    VALUE
------------------------------------------------------------------
                  (c)LONG-TERM
                   MUNICIPALS--
                   98.5%
                  LOUISIANA--97.6%
  $  500,000      East Baton Rouge
                   Parish, LA, City
                   Sales & Use Tax
                   Revenue Bonds
                   (Series ST),
                   6.50% (AMBAC
                   INS)/ (United
                   States Treasury
                   PRF)/ (Original
                   Issue Yield:
                   6.80%), 2/1/2013      AAA     $    539,920
   1,000,000      East Baton Rouge
                   Parish, LA, Re-
                   funding Revenue
                   Bonds, 5.40%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.85%),
                   2/1/2018              AAA          974,640
   1,250,000      East Baton Rouge
                   Parish, LA, Sales
                   & Use Tax Reve-
                   nue Bonds (Se-
                   ries ST), 5.90%
                   (FGIC INS),
                   2/1/2017              AAA        1,290,075
     930,000      East Baton Rouge
                   Parish, LA, Sales
                   & Use Tax Reve-
                   nue Bonds (Se-
                   ries ST-A), 4.80%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.15%),
                   2/1/2011              AAA          870,554
     500,000      East Baton Rouge
                   Parish, LA, Sales
                   and Use Tax Rev-
                   enue Bonds (Se-
                   ries ST), 5.20%
                   (FSA INS)/(Orig-
                   inal Issue Yield:
                   5.65%), 2/1/2017      AAA          475,860
------------------------------------------------------------------

------------------------------------------------------------------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
  $   30,000      East Baton Rouge,
                   LA Mortgage Fi-
                   nance Authority,
                   Revenue Bonds
                   (Series C), 7.90%
                   (GNMA COL)/
                   (Original Issue
                   Yield: 7.90%),
                   2/1/2002              Aaa     $     31,344
     190,000      East Baton Rouge,
                   LA Mortgage Fi-
                   nance Authority,
                   SFM Purchasing
                   Revenue Bonds
                   (Series B), 5.40%
                   (Federal National
                   Mortgage Associ-
                   ation COL),
                   10/1/2025             Aaa          178,936
   1,680,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority, SFM
                   Revenue Refunding
                   Bonds (Series B),
                   7.40% (GNMA COL),
                   8/1/2012              Aaa        1,774,147
     745,000      East Baton Rouge,
                   LA Mortgage
                   Finance
                   Authority, SFM
                   Revenue Refunding
                   Bonds (Series C),
                   7.00%, 4/1/2032       Aaa          776,387
   1,000,000      Ernest N Morial-
                   New Orleans, LA
                   Exhibit Hall
                   Authority,
                   Special Tax
                   Refunding Bonds
                   (Series C), 5.50%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 5.58%),
                   7/15/2018             AAA          980,840
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
  PRINCIPAL                            CREDIT
   AMOUNT                             RATING(d)     VALUE
------------------------------------------------------------------
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
$1,000,000        Ernest N Morial-
                   New Orleans, LA
                   Exhibit Hall
                   Authority,
                   Special Tax
                   Refunding Bonds
                   (Series C), 5.60%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 5.65%),
                   7/15/2025             AAA     $    974,290
   1,000,000      Greater New
                   Orleans
                   Expressway
                   Commission, LA,
                   Revenue Refunding
                   Bonds, 6.00%
                   (Louisiana
                   Expressway)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.55%),
                   11/1/2016             AAA        1,029,930
   1,000,000      Houma, LA,
                   Utilities Revenue
                   Refunding Bonds,
                   6.25% (FGIC INS)/
                   (Original Issue
                   Yield: 6.40%),
                   1/1/2012              AAA        1,061,500
   1,000,000      Jefferson Parish
                   LA Hospital
                   Service District
                   No. 2, Hospital
                   Revenue Bonds,
                   5.50% (MBIA
                   Insurance
                   Corporation
                   INS)/(Original
                   Issue Yield:
                   5.924%), 7/1/2008     AAA        1,023,080
 ------------------------------------------------------------------

------------------------------------------------------------------
  PRINCIPAL                            CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
  $1,000,000      Jefferson Parish
                   LA Hospital
                   Service District
                   No. 2, Refunding
                   Revenue Bonds,
                   5.75% (MBIA
                   Insurance
                   Corporation
                   INS)/(Original
                   Issue Yield:
                   6.05%), 7/1/2016      AAA     $    991,280
   2,000,000      Jefferson Parish,
                   LA Home Mortgage
                   Authority,
                   Refunding Revenue
                   Bond (Series A),
                   6.15% (Federal
                   National Mortgage
                   Association and
                   GNMA COLs),
                   6/1/2028              AAA        2,022,060
   1,000,000      Jefferson Parish,
                   LA, Drain Sales
                   Tax Revenue Bond,
                   6.50% (AMBAC
                   INS)/ (Original
                   Issue Yield:
                   6.753%),
                   11/1/2011             AAA        1,079,240
     140,000      Jefferson, LA
                   Housing
                   Development
                   Corp.,
                   Multifamily
                   Revenue Refunding
                   Bonds (Series A),
                   7.375% (Concordia
                   Project)/(Federal
                   National Mortgage
                   Association
                   COL)/(Original
                   Issue Yield:
                   7.544%), 8/1/2005     AAA          150,809
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
                    LONG-TERM
                     MUNICIPALS-
                     (cont'd)
  $  115,000        Jefferson Parish,
                     LA, GO Refunding
                     Bonds, 7.70%
                     (FGIC INS),
                     9/1/2002            AAA     $    117,362
   1,000,000      Lafayette Parish,
                   LA School Board,
                   Sales Tax Revenue
                   Bonds, 4.875%
                   (FGIC
                   INS)/(Original
                   Issue Yield:
                   5.15%), 4/1/2012      AAA          939,840
   1,170,000      Lafayette, LA
                   Public Power
                   Authority,
                   Refunding Revenue
                   Bonds, 5.50%
                   (AMBAC INS),
                   11/1/2010             AAA        1,179,325
     500,000      Lafayette, LA
                   Public Power
                   Authority,
                   Refunding Revenue
                   Bonds, 5.50%
                   (AMBAC INS),
                   11/1/2011             AAA          502,590
   1,650,000      Louisiana HFA,
                   Multifamily
                   Housing Revenue
                   Refunding Bonds
                   (Series A), 6.10%
                   (Woodward Wright
                   Apartments
                   Project)/(GNMA
                   COL), 12/20/2018      Aaa        1,672,258
------------------------------------------------------------------

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------

  $  350,000      Louisiana HFA,
                   Multifamily
                   Housing Revenue
                   Refunding Bonds,
                   5.85% (Woodward
                   Wright Apartments
                   Project)/(GNMA
                   COL), 12/20/2008      Aaa       $  358,676

   1,000,000      Louisiana HFA,
                   Multifamily
                   Housing Revenue
                   Refunding Bonds,
                   6.20% (Woodward
                   Wright Apartments
                   Project)/(GNMA
                   COL), 6/20/2028       Aaa        1,010,020
   1,000,000      Louisiana HFA,
                   Revenue Bond,
                   7.10% (Villa
                   Maria Retirement
                   Center)/(GNMA
                   COL), 1/20/2035       AAA        1,057,500
     585,000      Louisiana HFA, SFM
                   Revenue Bonds
                   (Series A-2),
                   6.55%, 12/1/2026      Aaa          600,789
     500,000      Louisiana PFA,
                   Hospital Revenue
                   Bonds, 5.70%
                   (Woman's Hospital
                   Foundation)/
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.80%),
                   10/1/2008             AAA          520,275
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  995,000      Louisiana PFA,
                   Hospital Revenue
                   Crossover
                   Refunding Bonds
                   (Series C), 6.30%
                   (Our Lady of Lake
                   Regional)/ (MBIA
                   INS)/ (Original
                   Issue Yield:
                   6.375%),
                   12/1/2016             AAA     $  1,055,018
     500,000      Louisiana PFA,
                   Hospital Revenue
                   Refunding Bonds,
                   6.40% (Lafayette
                   General Medical
                   Center Project)/
                   (FSA INS)/
                   (Original Issue
                   Yield: 6.53%),
                   10/1/2012             AAA          536,140
   2,045,000      Louisiana PFA,
                   Multifamily
                   Housing Revenue
                   Bonds (Series A),
                   7.50% (Federal
                   Home Loan
                   Mortgage Corp.
                   COL), 6/1/2021        AAA        2,198,375
     500,000      Louisiana PFA,
                   Refunding Revenue
                   Bonds, 5.75%
                   (Alton Ochsner
                   Medical
                   Foundation)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.636%),
                   5/15/2011             AAA          508,380
     750,000      Louisiana PFA,
                   Revenue Bond,
                   6.00% (General
                   Health, Inc.)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.15%),
                   11/1/2012             AAA          778,380
 ------------------------------------------------------------------

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
  $1,890,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds (Series A),
                   6.75% (Bethany
                   Home
                   Project)/(FHA
                   LOC), 8/1/2025        AAA     $  1,967,377
     350,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds (Series B),
                   6.50% (Alton
                   Ochsner Medical
                   Foundation)/
                   (MBIA INS)/
                   (Original Issue
                   Yield: 6.743%),
                   5/15/2022             AAA          377,454
     750,000      Louisiana PFA,
                   Revenue Refunding
                   Bonds, 7.70%
                   (Jefferson Parish
                   Eastbank)/(FGIC
                   INS)/(Original
                   Issue Yield:
                   7.747%), 8/1/2010     AAA          814,432
     670,000      Louisiana PFA,
                   Student
                   Opportunity Loans
                   Revenue Bonds
                   (Series A), 6.80%
                   (FSA INS),
                   1/1/2006              AAA          717,858
     670,000      Louisiana PFA,
                   Student
                   Opportunity Loans
                   Revenue Bonds
                   (Series A), 6.85%
                   (FSA COL),
                   1/1/2009              AAA          710,086
------------------------------------------------------------------


(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  500,000      Louisiana Stadium
                   and Expo
                   District, Hotel
                   Occupancy Tax and
                   Stadium Revenue
                   Refunding Bonds
                   (Series A), 6.00%
                   (FGIC INS),
                   7/1/2016              AAA     $    517,475
   2,155,000      Louisiana Stadium
                   and Expo
                   District, Hotel
                   Occupancy Tax and
                   Revenue Refunding
                   Bonds (Series A),
                   6.00% (FGIC INS)/
                   (Original Issue
                   Yield: 6.10%),
                   7/1/2024              AAA        2,217,646
   2,000,000      Louisiana Stadium
                   and Expo
                   District, Revenue
                   Bonds, 5.75%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 5.85%),
                   7/1/2026              AAA        1,987,200
     550,000      Louisiana State
                   Energy & Power
                   Authority,
                   Revenue Refunding
                   Bonds, 6.00%
                   (Rodemacher Unit
                   No. 2
                   Project)/(FGIC
                   INS)/(Original
                   Issue Yield:
                   6.962%), 1/1/2013     AAA          560,500
------------------------------------------------------------------

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
  $3,500,000      Louisiana State
                   University and
                   Agricultural and
                   Mechanical
                   College, Revenue
                   Bonds, 5.50%
                   (MBIA INS)/
                   (Original Issue
                   Yield: 5.80%),
                   7/1/2026              AAA     $  3,402,945
     465,000      Louisiana State
                   University and
                   Agricultural and
                   Mechanical
                   College, Revenue
                   Bonds, 5.75%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 6.043%),
                   7/1/2014              AAA          471,329
     400,000      Louisiana State,
                   Gas and Fuel Tax
                   Revenue Bonds
                   (Series A), 7.25%
                   (FGIC INS)/
                   (Original Issue
                   Yield: 7.45%),
                   11/15/2004            AAA          434,912
     750,000      Monroe, LA School
                   District, Special
                   School District,
                   GO UT Bonds,
                   5.35% (FGIC INS)/
                   (Original Issue
                   Yield: 5.75%),
                   3/1/2009              AAA          756,068
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $  525,000      Monroe-Brentwood,
                   LA Housing
                   Development
                   Corp.,
                   Multifamily
                   Housing Mortgage
                   Revenue Refunding
                   Bonds, 6.50%
                   (Federal National
                   Mortgage
                   Association COL),
                   2/1/2010              Aaa     $    539,543
   1,020,000      Monroe-Brentwood,
                   LA Housing
                   Development
                   Corp.,
                   Multifamily
                   Housing Mortgage
                   Revenue Refunding
                   Bonds, 6.70%
                   (Federal National
                   Mortgage
                   Association COL),
                   8/1/2021              Aaa        1,042,573
   1,500,000      New Orleans, LA
                   Audubon Park, GO
                   LT Bonds, 6.00%
                   (FGIC
                   INS)/(Original
                   Issue Yield:
                   6.25%), 10/1/2013     AAA        1,559,565
   1,250,000      New Orleans, LA
                   Home Mortgage
                   Authority, SFM
                   Revenue Bonds
                   (Series A), 6.65%
                   (GNMA COL),
                   9/1/2008              Aaa        1,316,350
 ------------------------------------------------------------------

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
  $1,000,000      New Orleans, LA
                   Home Mortgage
                   Authority,
                   Special
                   Obligation
                   Revenue Bonds,
                   6.25% (United
                   States Treasury
                   COL)/(Original
                   Issue Yield:
                   6.517%),
                   1/15/2011             AAA     $  1,091,940
     285,000      New Orleans, LA
                   Housing
                   Development
                   Corp.,
                   Multifamily
                   Housing Refunding
                   Revenue Bonds,
                   7.375% (Federal
                   National Mortgage
                   Association
                   COL)/(Original
                   Issue Yield:
                   7.544%), 8/1/2005     AAA          308,552
   1,020,000      New Orleans, LA
                   Housing
                   Development
                   Corp.,
                   Multifamily
                   Housing Revenue
                   Bonds, 7.375%
                   (Southwood
                   Patio)/(Federal
                   National Mortgage
                   Association
                   COL)/(Original
                   Issue Yield:
                   7.544%), 8/1/2005     AAA        1,100,580
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
 $ 1,900,000      New Orleans, LA,
                   GO Refunding
                   Bond, 6.20%
                   (AMBAC INS)/
                   (Original Issue
                   Yield: 6.30%),
                   10/1/2021             AAA     $  1,995,817
   2,375,000      New Orleans, LA,
                   GO UT Capital
                   Appreciation
                   Bonds (AMBAC
                   INS)/(Original
                   Issue Yield:
                   7.10%), 9/1/2013      AAA          955,843
   2,000,000      New Orleans, LA,
                   GO UT Capital
                   Appreciation
                   Revenue Bonds
                   (AMBAC INS)/
                   (Original Issue
                   Yield: 7.15%),
                   9/1/2016              AAA          669,780
     980,000      New Orleans, LA,
                   GO UT Refunding
                   Bonds, 5.875%
                   (AMBAC
                   INS)/(Original
                   Issue Yield:
                   6.00%), 10/1/2011     AAA        1,019,651
     500,000      Orleans Parish, LA
                   Law Enforcement
                   District, GO UT
                   Bonds, 7.10%
                   (AMBAC INS)/
                   (Original Issue
                   Yield: 7.25%),
                   5/1/2010              AAA          536,720
------------------------------------------------------------------

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
  $1,000,000      Orleans, LA Levee
                   District,
                   Refunding Revenue
                   Bonds (Series A),
                   5.95% (FSA INS)/
                   (Original Issue
                   Yield: 6.039%),
                   11/1/2014             AAA     $  1,040,510
     300,000      Plaquemines Parish
                   LA, GO UT
                   Refunding Bonds,
                   6.50% (AMBAC
                   INS)/ (Original
                   Issue Yield:
                   6.65%), 8/1/2008      AAA          327,543
     500,000      ST. Tammany
                   Parish, LA Wide
                   School District
                   No. 12, GO UT
                   Bonds, 5.375%
                   (FSA INS),
                   3/1/2013              AAA          496,815
     500,000      Shreveport, LA,
                   Water & Sewer,
                   Revenue Bonds
                   (Series A), 5.95%
                   (FGIC LOC),
                   12/1/2014             AAA          518,785
   1,485,000      St. Charles
                   Parish, LA
                   Consolidated
                   Waterworks and
                   Wastewater
                   District No. 1,
                   Utility Revenue
                   Refunding Bonds,
                   7.15% (MBIA
                   Insurance
                   Corporation INS),
                   7/1/2016              AAA        1,652,716
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
  $1,000,000      St. Charles
                   Parish, LA Public
                   Improvement, UT
                   GO Refunding
                   Bonds (Series
                   ST-96), 5.25%
                   (Original Issue
                   Yield: 5.45%),
                   12/1/2009             AAA     $  1,001,950
     500,000      St. Charles
                   Parish, LA,
                   Environmental
                   Improvement
                   Revenue Bonds,
                   5.95% (LA Power &
                   Light
                   Company)/(FSA
                   INS)/(Original
                   Issue Yield:
                   5.986%),
                   12/1/2023             AAA          502,825
   1,000,000      St. Charles
                   Parish, LA, Solid
                   Waste Disposal
                   Revenue Bonds,
                   7.00% (LA Power &
                   Light Company)/
                   (AMBAC INS)/
                   (Original Issue
                   Yield: 7.04%),
                   12/1/2022             AAA        1,103,090
     400,000      St. Tammany
                   Parish, LA
                   Hospital Service
                   District No. 2,
                   Hospital Revenue
                   Refunding Bonds,
                   6.125% (Connie
                   Lee INS)/
                   (Original Issue
                   Yield: 6.315%),
                   10/1/2011             AAA          420,852
------------------------------------------------------------------

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
  $1,000,000      St. Tammany
                   Parish, LA
                   Hospital Service
                   District No. 2,
                   Revenue Bonds,
                   6.25% (Connie Lee
                   LOC)/ (Original
                   Issue Yield:
                   6.40%), 10/1/2014     AAA     $  1,058,700
     130,000      Terrebonne Parish
                   LA Hospital
                   Service District,
                   No. 1, Refunding
                   Revenue Bonds,
                   7.50% (Terrebonne
                   General Medical
                   Center)/(BIG
                   INS)/(Original
                   Issue Yield:
                   7.649%), 4/1/2008     AAA          136,858
     170,000      Terrebonne Parish
                   LA Hospital
                   Service District
                   No. 1, Service
                   District ,
                   Hospital Revenue
                   Refunding Bonds,
                   7.40% (Terrebonne
                   General Medical
                   Center)/(BIG
                   INS)/(Original
                   Issue Yield:
                   7.50%), 4/1/2003      AAA          178,789
                                                 ------------
                  Total                            64,771,449
                                                 ------------
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


LOUISIANA MUNICIPAL INCOME FUND (continued)

------------------------------------------------------------------
   PRINCIPAL                           CREDIT
    AMOUNT                            RATING(d)     VALUE
------------------------------------------------------------------
                  LONG-TERM
                   MUNICIPALS-
                   (cont'd)
                  PUERTO RICO--0.9%
  $  600,000      Puerto Rico
                   Municipal Finance
                   Agency, Revenue
                   Bonds (Series A),
                   6.00% (FSA INS)/
                   (Original Issue
                   Yield: 6.30%),
                   7/1/2014              AAA     $    628,554
                                                 ------------
                  TOTAL LONG-TERM
                   MUNICIPALS
                   (IDENTIFIED COST
                   $62,781,051)                    65,400,003
                                                 ------------
                  MUTUAL FUND--0.1%
      35,910      Dreyfus Tax Exempt
                   Cash Management
                   (at net asset
                   value)                              35,910
                                                 ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $62,816,961)                  $ 65,435,913
                                                 ============
------------------------------------------------------------------


TOTAL RETURN BOND FUND

------------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------------
                  CORPORATE BONDS/ ASSET
                   BACKED SECURITIES--17.7%
                  Automotive--1.7%
  $1,000,000      Ford Capital BV,
                   Debenture, 10.125%,
                   11/15/2000                  $  1,111,280
                                               ------------
                  Banking--2.3%
   1,500,000      Swiss Bank Corp. New York,
                   Subordinated Note, 7.25%,
                   9/1/2006                       1,513,253
                                               ------------
                  Consumer Durables--3.1%
   2,000,000      Ford Motor Co., Note,
                   7.25%, 10/1/2008               2,016,000
                                               ------------
                  Finance--Retail-7.3%
     750,000      American General Finance
                   Corp., Note, 8.00%,
                   2/15/2000                        778,807
   1,000,000      BankAmerica Corp.,
                   Subordinated Note, 7.50%,
                   10/15/2002                     1,027,650
     995,028      CIT Group Securitization
                   Corp. 1993-1, Class A2,
                   5.75%, 6/15/2018                 976,302
   1,000,000      Discover Card Trust
                   1993-A, Class A, 6.25%,
                   8/16/2000                      1,002,550
   1,000,000      Signet Credit Card Master
                   Trust 1993-1, Class A,
                   5.20%, 2/15/2002                 986,920
                                               ------------
                  Total                           4,772,229
                                               ------------
                  Utilities--3.3%
   2,000,000      K N Energy, Inc.,
                   Debenture, 9.625%,
                   8/1/2021                       2,202,020
                                               ------------
                  TOTAL CORPORATE
                   BONDS/ASSET-BACKED
                   SECURITIES (IDENTIFIED
                   COST $11,542,399)             11,614,782
                                               ------------
                  GOVERNMENT AGENCIES--27.1%
                  Federal Home Loan
                   Bank--0.9%
     550,000      7.01%, 6/14/2006                  558,101
                                               ------------
------------------------------------------------------------------


(See Notes to Portfolios of Investments)


TOTAL RETURN BOND FUND (continued)

------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------

                  GOVERNMENT
                   AGENCIES-(cont'd)
                  Federal Home Loan Mortgage
                  Corp. 30-Year Gold--1.6%
  $1,000,000      Series 1024, 9.00%,
                   11/15/2005                  $  1,036,370
                                               ------------
                  Federal National Mortgage
                   Association Bond--6.0%
   3,900,000      8.05%, 7/14/2004                3,931,044
                                               ------------
                  Federal National Mortgage
                   Association 30-Year
                   Seasoned--0.0%
      10,633      Pool 1804, 11.00%,
                   4/1/2011                          11,700
       8,065      Pool 34138, 11.00%,
                   4/1/2010                           9,048
      12,391      Pool 76204, 11.00%,
                   6/1/2019                          13,964
      14,710      Pool 85131, 11.00%,
                   5/1/2017                          16,576
                                               ------------
                  Total                              51,288
                                               ------------
                  Government National
                   Mortgage Association
                   30-Year--18.6%
     917,904      Pool 420153, 7.00%,
                   9/15/2010                        920,483
     514,327      Pool 302101, 7.00%,
                   6/15/2024                        504,040
     445,002      Pool 345031, 7.00%,
                   10/15/2023                       436,101
     472,127      Pool 345090, 7.00%,
                   11/15/2023                       462,684
     245,930      Pool 360772, 7.00%,
                   2/15/2024                        241,319
     595,887      Pool 382074, 7.00%,
                   9/15/2025                        581,103
     192,598      Pool 404653, 7.00%,
                   9/15/2025                        187,820
     498,587      Pool 408884, 7.00%,
                   9/15/2025                        486,217
     765,759      Pool 410108, 7.00%,
                   9/15/2025                        746,761
     306,600      Pool 410786, 7.00%,
                   9/15/2025                        298,993
     507,975      Pool 415865, 7.00%,
                   9/15/2025                        495,372
   1,268,186      Pool 418781, 7.00%,
                   9/15/2025                      1,236,722
------------------------------------------------------------

------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------
  $1,466,306      Pool 420157, 7.00%,
                   10/15/2025                  $  1,429,926
   1,095,015      Pool 415427, 7.50%,
                   8/15/2025                      1,094,873
     178,507      Pool 168511, 8.00%,
                   7/15/2016                        184,978
     175,549      Pool 174673, 8.00%,
                   8/15/2016                        181,967
      71,089      Pool 177145, 8.00%,
                   1/15/2017                         73,688
     116,881      Pool 212660, 8.00%,
                   4/15/2017                        121,154
     158,278      Pool 212047, 8.00%,
                   5/15/2017                        164,064
     159,786      Pool 217533, 8.00%,
                   5/15/2017                        165,578
     211,255      Pool 216950, 8.00%,
                   6/15/2017                        218,913
      10,687      Pool 188080, 8.00%,
                   9/15/2018                         11,044
     233,891      Pool 302697, 8.00%,
                   4/15/2021                        240,250
     138,745      Pool 227430, 9.00%,
                   8/15/2019                        148,154
     101,952      Pool 279629, 9.00%,
                   10/15/2019                       108,802
      67,328      Pool 283261, 9.00%,
                   11/15/2019                        71,894
     168,199      Pool 287853, 9.00%,
                   4/15/2020                        179,395
      55,735      Pool 288967, 9.00%,
                   4/15/2020                         59,480
     112,066      Pool 289082, 9.00%,
                   4/15/2020                        119,666
     117,757      Pool 288994, 9.00%,
                   5/15/2020                        125,595
      77,756      Pool 291100, 9.00%,
                   5/15/2020                         82,931
     144,432      Pool 147875, 10.00%,
                   3/15/2016                        159,147
      93,270      Pool 253449, 10.00%,
                   10/15/2018                       102,743
     163,634      Pool 278300, 10.00%,
                   7/15/2019                        180,202
      90,211      Pool 279619, 10.00%,
                   9/15/2019                         99,344
      35,818      Pool 288052, 10.00%,
                   7/15/2020                         39,434
------------------------------------------------------------


(See Notes to Portfolios of Investments)

TOTAL RETURN BOND FUND (continued)

------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------
                  GOVERNMENT AGENCIES-
                   Government National
                   Mortgage Association
                   30-Year-(cont'd)
 $    59,317      Pool 288570, 10.00%,
                  8/15/2020                    $     65,304
      47,864      Pool 225725, 10.00%,
                   9/15/2020                         52,695
     103,303      Pool 292364, 10.00%,
                   9/15/2020                        113,763
      59,815      Pool 296315, 10.00%,
                   9/15/2020                         65,853
                                               ------------
                  Total                          12,258,452
                                               ------------

                  TOTAL GOVERNMENT AGENCIES
                   (IDENTIFIED COST
                   $17,893,592)                  17,835,255
                                               ------------
                  TREASURY SECURITIES--53.9%
                  U.S. Treasury Bonds--42.7%
  11,500,000      7.50%, 5/15/2002               12,058,440
   2,000,000      7.50%, 11/15/2024               2,144,020
   2,000,000      8.875%, 8/15/2017               2,428,000
   3,800,000      11.25%, 2/15/2015               5,518,018
   4,000,000      12.50%, 8/15/2014               5,900,720
                                               ------------
                  Total                          28,049,198
                                               ------------
                  U.S. Treasury Notes--11.2%
     200,000      5.125%, 4/30/1998                 198,582
   1,250,000      6.50%, 4/30/1997                1,252,738
     750,000      7.00%, 7/15/2006                  771,360
   2,000,000      7.125%, 2/29/2000               2,049,140
   3,000,000      7.875%, 11/15/1999              3,125,490
                                               ------------
                  Total                           7,397,310
                                               ------------
                  TOTAL TREASURY SECURITIES
                   (IDENTIFIED COST
                   $35,338,098)                  35,446,508
                                               ------------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $64,774,089)                $ 64,896,545
                                                ===========
------------------------------------------------------------


U.S. GOVERNMENT INCOME FUND

------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                         VALUE
------------------------------------------------------------
                  LONG-TERM OBLIGATIONS--
                   99.0%
                  Federal Home Loan Bank--1.0%
  $  350,000      7.01%, 6/14/2006              $   355,156
                                                -----------
                  (e)Federal Home Loan Bank
                   PC--2.8%
     306,276      8.75%, 1/1/2011                   319,149
     364,488      8.75%, 2/1/2017                   382,086
     210,429      9.25%, 6/1/2002                   216,742
      40,052      9.50%, 10/1/2001                   41,566
                                                -----------
                  Total                             959,543
                                                -----------
                  (e)Federal Home Loan
                   Mortgage Corp.
                   Debentures--10.4%
   2,000,000      6.50%, 6/8/2000                 1,996,040
   1,500,000      7.055%, 8/2/2001                1,513,170
                                                -----------
                  Total                           3,509,210
                                                -----------
                  (e)Federal Home Loan Mort-
                   gage Corp. PC--19.5%
     500,000      6.00, 10/15/2004                  495,165
     900,000      6.10%, 6/15/2016                  890,964
   1,500,000      7.00%, 11/15/2005               1,498,650
   1,000,000      7.50%, 9/15/2021                  975,840
   1,558,000      7.50%, 9/15/2007                1,578,223
     990,750      9.00%, 6/15/2020                1,015,786
     142,321      9.50%, 1/15/2005                  149,437
                                                -----------
                  Total                           6,604,065
                                                -----------
                  Federal Home Loan Mortgage
                   Corp. 15-Year--1.2%
     178,316      9.00%, 8/1/2001                   184,724
     137,428      9.50%, 12/1/2001                  144,085
      79,122      9.50%, 10/1/2004                   82,954
                                                -----------
                  Total                             411,763
                                                -----------
                  Federal Home Loan Mortgage
                   Corp. 30-Year--2.8%
       2,153      9.00%, 9/1/2016                     2,277
      76,091      9.00%, 6/1/2016                    80,870
      12,800      9.00%, 5/1/2018                    13,536
      10,725      9.00%, 10/1/2016                   11,399
      90,729      9.00%, 1/1/2017                    95,947
      72,862      9.50%, 10/1/2019                   78,054
      59,191      10.00%, 8/1/2019                   64,056
      57,238      10.00%, 6/1/2020                   61,942
       6,660      10.00%, 6/1/2020                    7,207
     317,214      10.00%, 6/1/2018                  343,286
------------------------------------------------------------


(See Notes to Portfolios of Investments)


U.S. GOVERNMENT INCOME FUND (continued)

------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                         VALUE
------------------------------------------------------------
                  LONG-TERM OBLIGATIONS-
                   Federal Home Loan Mortgage
                   Corp. 30-Year-(cont'd)
  $  132,619       10.00%, 5/1/2014             $   143,519
      40,292      10.00%, 4/1/2020                   43,604
                                                -----------
                  Total                             945,697
                                                -----------
                  (e)Federal National Mortgage
                   Association
                   Debentures--19.4%
   1,000,000      7.60%, 4/14/2004                1,002,270
   5,500,000      8.05%, 7/14/2004                5,543,780
                                                -----------
                  Total                           6,546,050
                                                -----------
                  (e)Federal National Mortgage
                   Association REMIC--3.0%
   1,000,000      7.50%, 3/25/2021                  997,990
                                                -----------
                  Federal National Mortgage
                   Association Medium Term
                   Notes--6.6%
     500,000      7.00%, 4/20/2001                  502,955
   1,750,000      7.15%, 1/29/2007                1,743,486
                                                -----------
                  Total                           2,246,441
                                                -----------
                  Federal National Mortgage
                   Association 15-Year--0.2%
      70,624      10.75%, 1/1/2001                   75,038
                                                -----------
                  Federal National Mortgage
                   Association 30-Year--1.2%
     256,858      8.50%, 2/1/2011                   268,738
     118,872      9.50%, 8/1/2020                   128,555
                                                -----------
                  Total                             397,293
                                                -----------
                  Government National Mortgage
                   Association POOL--1.7%
     370,411      7.00%, 9/15/2010                  371,452
      94,355      7.00%, 11/15/2009                  94,768
      92,228      9.50%, 7/15/2020                   99,981
                                                -----------
                  Total                             566,201
------------------------------------------------------------

------------------------------------------------------------
  PRINCIPAL
    AMOUNT                                         VALUE
------------------------------------------------------------
                  Government National Mortgage
                   Association 30-Year--7.7%
  $  740,341      7.50%, 10/15/2022             $   739,186
   1,032,153      8.00%, 11/15/2022               1,052,807
     417,496      9.00%, 2/15/2020                  440,717
      47,033      9.50%, 7/15/2020                   50,854
     222,352      9.50%, 6/15/2020                  240,416
      60,266      9.50%, 6/15/2020                   65,162
                                                -----------
                  Total                           2,589,142
                                                -----------
                  U.S. Treasury Bonds--11.7%
     200,000      7.125%, 2/15/2023                 204,704
     700,000      7.25%, 8/15/2022                  726,481
   1,500,000      8.75%, 5/15/2020                1,813,200
   1,000,000      10.75%, 2/15/2003               1,210,580
                                                -----------
                  Total                           3,954,965
                                                -----------
                  U.S. Treasury Notes--9.8%
   1,000,000      6.25%, 2/15/2003                  991,660
      32,000      6.375%, 7/15/1999                  32,188
   1,700,000      7.00%, 7/15/2006                1,748,416
     500,000      7.50%, 2/15/2005                  529,515
                                                -----------
                  Total                           3,301,779
                                                -----------
                  TOTAL LONG-TERM OBLIGATIONS
                   (IDENTIFIED COST
                   $33,314,591)                  33,460,333
                                                -----------
                  (b)REPURCHASE
                   AGREEMENT--0.6%
     189,000      HSBC Securities, Inc.,
                   5.33%, dated 2/28/1997, due
                   3/3/1997 (at amortized
                   cost)                            189,000
                                                -----------
                  TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $33,503,591)                 $33,649,333
                                                 ==========
------------------------------------------------------------


(See Notes to Portfolios of Investments)


CASH RESERVE FUND

------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------


                   (f)COMMERCIAL PAPER--
                    70.0%
                   Computer Services--1.2%
  $ 2,000,000      Electronic Data Systems
                    Corp., 5.32%, 3/21/1997    $  1,994,122
                                               ------------
                   Consumer Durables--3.1%
    5,000,000      Toyota Motor Credit Corp.,
                    5.33%, 3/13/1997              4,991,233
                                               ------------
                   Consumer Non-Durables--
                    8.5%
    5,000,000      Coca-Cola Co.,
                    5.33%-5.56%, 3/7/1997         4,995,566
    4,000,000      Colgate-Palmolive Co.,
                    5.37%, 4/23/1997              3,968,789
    5,000,000      Heinz (H.J.) Co.,
                    5.23%-5.25%,
                    3/17/1997-4/3/1997            4,980,941
                                               ------------
                   Total                         13,945,296
                                               ------------
                   Consumer Services--3.0%
    5,000,000      Disney (Walt) Co., 5.37%,
                    4/7/1997                      4,972,712
                                               ------------
                   Finance--12.0%
    5,000,000      American General Finance
                    Corp., 5.40%, 3/27/1997       4,980,717
    5,000,000      Ford Motor Credit Corp.,
                    5.43%, 5/15/1997              4,944,479
    5,000,000      Norwest Corp., 5.41%,
                    4/24/1997                     4,960,025
    5,000,000      Paccar Financial Corp.,
                    5.38%, 8/1/1997               4,888,225
                                               ------------
                   Total                         19,773,446
                                               ------------
                   Finance--Commercial--
                    18.1%
    5,000,000      CIT Group Holdings, Inc.,
                    5.39%, 5/16/1997              4,944,056
    5,000,000      Deere (John) Capital
                    Corp., 5.36%, 5/7/1997        4,950,774
    5,000,000      Falcon Asset
                    Securitization Corp.,
                    5.31%, 4/17/1997              4,965,599
    5,000,000      General Electric Capital
                    Corp., 5.44%, 4/23/1997       4,960,544
    5,000,000      Transamerica Finance
                    Corp., 5.37%, 4/9/1997        4,971,238
    5,000,000      U.S.A.A. Capital Corp.,
                    5.38%, 4/16/1997              4,966,075
                                               ------------
                   Total                         29,758,286
                                               ------------
------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------
                   Finance--Retail--6.0%
  $ 5,000,000      Beta Finance, Inc., 5.38%,
                    6/23/1997                  $  4,916,400
    5,000,000      Commercial Credit Co.,
                    5.32%, 3/6/1997               4,996,326
                                               ------------
                   Total                          9,912,726
                                               ------------
                   Financial Services--3.0%
    5,000,000      CIESCO, Inc., 5.38%,
                    4/17/1997                     4,965,403
                                               ------------
                   Food & Beverage--3.0%
    5,000,000      Cargill, Inc., 5.39%,
                    4/15/1997                     4,966,750
                                               ------------
                   Health Technology--3.1%
    5,000,000      Abbott Laboratories,
                    5.28%, 3/11/1997              4,992,708
                                               ------------
                   Process Industries--3.0%
    5,000,000      Du Pont (E.I.) de Nemours
                    & Co., 5.38%, 5/6/1997        4,951,417
                                               ------------
                   Utilities--6.0%
    5,000,000      BellSouth Telecommunica-
                    tions, Inc., 5.38%,
                    6/4/1997                      4,930,069
    5,000,000      South Carolina Electric
                    and Gas, 5.25%-5.33%,
                    3/14/1997-3/26/1997           4,978,887
                                               ------------
                   Total                          9,908,956
                                               ------------
                   TOTAL COMMERCIAL PAPER       115,133,055
                                               ------------
                   (f)BANKERS ACCEPTANCE
                    --3.0%
                   Finance--3.0%
    5,000,000      First Union Corp.,
                    5.37%-5.40%,
                    3/12/1997-5/15/1997           4,965,043
                                               ------------
                   GOVERNMENT AGENCIES --6.6%
                   Finance--6.6%
   11,000,000      Federal National Mortgage
                    Association, 5.31%-5.48%,
                    3/24/1997-5/29/1997          10,906,952
                                               ------------
------------------------------------------------------------


(See Notes to Portfolios of Investments)


CASH RESERVE FUND (continued)

------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------
                   TIME DEPOSIT--12.2%
                   Finance--12.2%
  $ 5,000,000      ABN AMRO Bank N.V.,
                    Amsterdam, 5.40%,
                    4/9/1997                   $  5,000,000
    5,000,000      Bank of Tokyo-Mitsubishi
                    Ltd., 5.55%, 4/22/1997        5,000,000
    5,000,000      Deutsche Bank, AG, 5.40%,
                    4/9/1997                      5,000,000
    5,000,000      Societe Generale, London,
                    5.38%, 3/12/1997              5,000,000
                                               ------------
                   TOTAL TIME DEPOSITS           20,000,000
                                               ------------
                   (b)REPURCHASE
                    AGREEMENT--8.4%
   13,857,000      HSBC Securities, Inc.,
                    5.33%, dated 2/28/1997,
                    due 3/3/1997                 13,857,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $164,862,050
                                                ===========
------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                        VALUE
------------------------------------------------------------
                   U.S. TREASURY BILLS--54.3%
  $81,000,000      3/6/1997-8/28/1997          $ 80,228,951
                                               ------------
                   U.S. TREASURY NOTES--1.4%
    2,000,000      5.500%, 7/31/1997              2,002,623
                                               ------------
                   (b)REPURCHASE AGREE-
                    MENTS--46.1%
   35,141,000      HSBC Securities, Inc.,
                    5.33%, dated 2/28/1997,
                    due 3/3/1997                 35,141,000
   33,000,000      State Street Bank and
                    Trust Co., 5.30%, dated
                    2/28/1997, due 3/3/1997      33,000,000
                                               ------------
                   TOTAL REPURCHASE
                    AGREEMENTS                   68,141,000
                                               ------------
                   TOTAL INVESTMENTS (AT
                    AMORTIZED COST)            $150,372,574
                                                ===========
------------------------------------------------------------


(See Notes to Portfolios of Investments)


===============================================================================
NOTES TO PORTFOLIOS OF INVESTMENTS
===============================================================================
(a) Non-income producing security.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) At February 28, 1997, 12.0% of the total investments at market value were subject to alternative minimum tax.

(d) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(e) Because of monthly principal payments, the average lives of the Federal Home Loan Bank Participation Certificates, and Federal Home Loan Mortgage Corp. Debentures and Participation Certificates, and Federal National Mortgage Association Debentures and REMICs are less than the indicated periods.

(f) Rate shown represents yield to maturity.

The following acronyms are used throughout this portfolio:

ADR    -- American Depositary Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
BIG    -- Bond Investors Guaranty
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
PC     -- Participation Certificate
PFA    -- Public Facility Authority
PRF    -- Pre-Refunded
REMIC  -- Real Estate Mortgage Investment Conduit
SFM    -- Single Family Mortgage
UT     -- Unlimited Tax

-----------------------------------------------------------------------------------------------------------------------
                                                         FOR FEDERAL TAX PURPOSES
-----------------------------------------------------------------------------------------------------------------------
                                                            NET
                                                         UNREALIZED       GROSS          GROSS
                                           COST OF      APPRECIATION    UNREALIZED     UNREALIZED
           TOWER MUTUAL FUNDS            INVESTMENTS    (DEPRECIATION) APPRECIATION   DEPRECIATION    TOTAL NET ASSETS*
-----------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund            $ 144,425,994   $ 60,819,330   $ 61,975,927    $1,156,597       $ 205,726,244
   Louisiana Municipal Income Fund         62,816,961      2,618,952      2,661,734        42,782          66,373,412
   Total Return Bond Fund                  64,774,089        122,456        541,655       419,199          65,765,078
   U.S. Government Income Fund             33,503,591        145,742        366,738       220,996          33,807,745
   Cash Reserve Fund                      164,862,050             --             --            --         164,412,895
   U.S. Treasury Money Market Fund        150,372,574             --             --            --         147,857,147
----------------------------------------------------------------------------------------------------------------------


* The categories of investments are shown as a percentage of net assets at February 28, 1997.

(See Notes which are an integral part of the Financial Statements)





                      (This page intentionally left blank)

=========================================
STATEMENTS OF ASSETS AND LIABILITIES      TOWER MUTUAL FUNDS
                                          February 28, 1997 (unaudited)
=========================================

---------------------------------------------------------------------------------------------------------------------
                                                                            CAPITAL
                                                                          APPRECIATION            LOUISIANA MUNICIPAL
                                                                              FUND                    INCOME FUND
---------------------------------------------------------------------------------------------------------------------
  ASSETS:
    Investments in repurchase agreements                                  $  2,766,000                $         --
    Investments in securities                                              202,479,324                  65,435,913
                                                                          ------------                ------------
      Total investments in securities, at value                            205,245,324                  65,435,913
    Cash                                                                            --                       3,846
    Income receivable                                                          427,843                     877,532
    Receivable for shares sold                                                 240,413                     247,704
    Deferred expenses                                                               --                          --
                                                                          ------------                ------------
      Total assets                                                         205,913,580                  66,564,995
                                                                          ------------                ------------
  LIABILITIES:
    Payable for investments purchased                                               --                          --
    Payable for shares redeemed                                                 59,174                      12,151
    Income distribution payable                                                     --                     153,754
    Payable to Bank                                                             82,325                          --
    Accrued expenses                                                            45,837                      25,678
                                                                          ------------                ------------
      Total liabilities                                                        187,336                     191,583
                                                                          ------------                ------------
  NET ASSETS CONSIST OF:
    Paid in capital                                                        135,194,144                  63,594,155
    Net unrealized appreciation of investments                              60,873,238                   2,618,952
    Accumulated net realized gain (loss) on investments                      9,618,115                      92,456
    Undistributed net investment income                                         40,747                      67,849
                                                                          ------------                ------------
      Total Net Assets                                                    $205,726,244                $ 66,373,412
                                                                          ------------                ------------
  NET ASSETS:                                                             $204,499,107(1)             $ 66,373,412
                                                                          ------------                ------------
                                                                          $  1,227,137(2)                       --
                                                                          ------------                ------------
  SHARES OUTSTANDING                                                        10,340,908(1)                5,988,048
                                                                                62,112(2)                       --
                                                                          ------------                ------------
      Total Shares Outstanding                                              10,403,020                   5,988,048
                                                                          ============                ============
  NET ASSET VALUE PER SHARE*                                                    $19.78(1)                   $11.08
                                                                          ------------                ------------
                                                                                $19.76(2)                       --
                                                                          ------------                ------------
  OFFERING PRICE PER SHARE*                                                     $20.71(1)***                $11.42**
                                                                          ------------                ------------
                                                                                $19.76(2)                       --
                                                                          ------------                ------------
  REDEMPTION PROCEEDS PER SHARE*                                                $19.78(1)                   $11.08
                                                                          ------------                ------------
                                                                                $18.67(2)****                   --
                                                                          ------------                ------------
  Investments, at identified costs                                        $144,372,086                $ 62,816,961
                                                                          ============                ============
  Investments, at tax costs                                               $144,425,994                $ 62,816,961
                                                                          ============                ============
---------------------------------------------------------------------------------------------------------------------


  (1) Represents Class A Shares of Capital Appreciation Fund. The other Funds do not have class designations.

  (2) Represents Class B Shares of Capital Appreciation Fund. The other Funds do not have class designations.

    * See "What Shares Cost" in the Prospectus.

   ** Computation of Offering Price: 100/97 of net asset value.

   *** Computation of Offering Price: 100/95.50 of net asset value.

  **** Computation of Redemption Proceeds: 94.50/100 of net asset value.

  (See Notes which are an integral part of the Financial Statements)

---------------------------------------------------------------------------------------------
       TOTAL RETURN          U.S. GOVERNMENT           CASH RESERVE           U.S. TREASURY
        BOND FUND              INCOME FUND                 FUND             MONEY MARKET FUND
---------------------------------------------------------------------------------------------

       $         --            $    189,000            $ 13,857,000            $ 68,141,000
         64,896,545              33,460,333             151,005,050              82,231,574
   --------------------    --------------------    --------------------    --------------------
         64,896,545              33,649,333             164,862,050             150,372,574
                 --                   8,544                      --                      --
            836,106                 324,114                 136,938                  13,390
            130,683                     460                   3,439                      --
                480                      --                      --                     443
   --------------------    --------------------    --------------------    --------------------
         65,863,814              33,982,451             165,002,427             150,386,407
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --               1,987,225
                 --                  37,336                      --                      --
             70,295                 130,909                 555,676                 528,706
                885                      --                   3,964                  13,329
             27,556                   6,461                  29,892                      --
   --------------------    --------------------    --------------------    --------------------
             98,736                 174,706                 589,532               2,529,260
   --------------------    --------------------    --------------------    --------------------
         65,618,594              37,496,305             164,412,895             147,857,147
            122,456                 145,742                      --                      --
            (47,492)             (3,882,538)                     --                      --
             71,520                  48,236                      --                      --
   --------------------    --------------------    --------------------    --------------------
       $ 65,765,078            $ 33,807,745            $164,412,895            $147,857,147
   --------------------    --------------------    --------------------    --------------------
       $ 65,765,078            $ 33,807,745            $164,412,895            $147,857,147
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
          6,605,129               3,403,999             164,412,895             147,857,147
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
          6,605,129               3,403,999             164,412,895             147,857,147
   ====================    ====================    ====================    ====================
              $9.96                   $9.93                   $1.00                   $1.00
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
             $10.27**                $10.24**                 $1.00                   $1.00
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
              $9.96                   $9.93                   $1.00                   $1.00
   --------------------    --------------------    --------------------    --------------------
                 --                      --                      --                      --
   --------------------    --------------------    --------------------    --------------------
       $ 64,774,089            $ 33,503,591            $164,862,050            $150,372,574
   ====================    ====================    ====================    ====================
       $ 64,774,089            $ 33,503,591            $164,862,050            $150,372,574
   ====================    ====================    ====================    ====================
   --------------------------------------------------------------------------------------------


=======================================
STATEMENTS OF OPERATIONS                 TOWER MUTUAL FUNDS
                                         Six Months Ended February 28, 1997
                                         (unaudited)
=======================================

---------------------------------------------------------------------------------------------------------------
                                                                            CAPITAL               LOUISIANA
                                                                          APPRECIATION            MUNICIPAL
                                                                              FUND               INCOME FUND
---------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
    Dividends                                                              $1,887,505             $       --
    Interest                                                                   91,421              1,980,145
                                                                        ----------------       ----------------
      Total income                                                          1,978,926              1,980,145
                                                                        ----------------       ----------------
  EXPENSES:
    Investment advisory fee                                                   712,589                148,287
    Administrative personnel and services fee                                 121,231                 42,050
    Custodian fees                                                             21,482                  8,238
    Transfer and dividend disbursing agent fees and expenses                   21,100                 16,932
    Directors'/Trustees' fees                                                   4,801                  2,274
    Auditing fees                                                               8,528                  6,369
    Legal fees                                                                  2,803                  2,256
    Portfolio accounting fees                                                  28,755                 28,890
    Distribution services fee                                                 238,059(a)                  --
    Shareholder services fee                                                      265(b)                  --
    Share registration costs                                                    6,802                  3,993
    Printing and postage                                                        3,085                  3,493
    Insurance premiums                                                          2,505                  1,998
    Miscellaneous                                                               1,700                    648
                                                                        ----------------       ----------------
      Total expenses                                                        1,173,705                265,428
                                                                        ----------------       ----------------
  Waivers--
    Waiver of investment advisory fee                                              --                (26,362)
                                                                        ----------------       ----------------
  Net expenses                                                              1,173,705                239,066
                                                                        ----------------       ----------------
  Net investment income                                                       805,221              1,741,079
                                                                        ----------------       ----------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                10,307,025                637,436
    Net change in unrealized appreciation on investments                   27,687,979                445,089
                                                                        ----------------       ----------------
  Net realized and unrealized gain (loss) on investments                   37,995,004              1,082,525
                                                                        ----------------       ----------------
  Change in net assets resulting from operations                           $38,800,225            $2,823,604
                                                                        =================      =================
---------------------------------------------------------------------------------------------------------------


  (a) Represents distribution services fee of $237,264 and $795 for Class A Shares and Class B Shares, respectively.

  (b) Represents shareholder services fee for Class B Shares.

  (See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------------------
          TOTAL
       RETURN BOND          U.S. GOVERNMENT             CASH               U.S. TREASURY
          FUND                INCOME FUND           RESERVE FUND         MONEY MARKET FUND
-------------------------------------------------------------------------------------------
       $        --            $        --            $        --            $        --
         2,610,306              1,343,259              4,667,943              3,704,806
   -------------------    -------------------    -------------------    -------------------
         2,610,306              1,343,259              4,667,943              3,704,806
   -------------------    -------------------    -------------------    -------------------
           242,184                 80,025                344,921                281,331
            44,120                 22,695                110,026                 89,740
             8,649                  7,901                 19,726                 15,186
            15,075                 20,511                 21,405                 17,350
             2,480                  1,249                  6,154                  3,398
             6,447                  5,871                  9,286                  7,687
             2,728                  2,628                  3,258                  2,599
            28,514                 27,533                 24,126                 21,597
            86,494                     --                215,576                     --
                --                     --                     --                     --
             5,650                  5,086                  6,335                  6,780
             3,252                  2,701                  3,620                  2,579
             1,835                  1,984                  3,024                  2,405
             3,173                  1,736                  1,991                  3,058
   -------------------    -------------------    -------------------    -------------------
           450,601                179,920                769,448                453,710
   -------------------    -------------------    -------------------    -------------------
                --                (10,670)                    --               (154,732)
   -------------------    -------------------    -------------------    -------------------
           450,601                169,250                769,448                298,978
   -------------------    -------------------    -------------------    -------------------
         2,159,705              1,174,009              3,898,495              3,405,828
   -------------------    -------------------    -------------------    -------------------
           771,819               (359,935)                    --                     --
           667,497                822,569                     --                     --
   -------------------    -------------------    -------------------    -------------------
         1,439,316                462,634                     --                     --
   -------------------    -------------------    -------------------    -------------------
       $ 3,599,021            $ 1,636,643            $ 3,898,495            $ 3,405,828
   ====================   ====================   ====================   ====================
   -----------------------------------------------------------------------------------------



=======================================
STATEMENTS OF CHANGES IN NET ASSETS       TOWER MUTUAL FUNDS
=======================================

---------------------------------------------------------------------------------------------------------------------
                                                                CAPITAL                       LOUISIANA MUNICIPAL
                                                           APPRECIATION FUND                      INCOME FUND
---------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                            SIX MONTHS
                                                       ENDED                YEAR             ENDED             YEAR
                                                   FEBRUARY 28,            ENDED         FEBRUARY 28,         ENDED
                                                       1997              AUGUST 31,          1997           AUGUST 31,
                                                    (UNAUDITED)             1996          (UNAUDITED)          1996
---------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
  OPERATIONS:
    Net investment income                          $     805,221        $  1,732,246      $ 1,741,079      $  3,562,511
    Net realized gain (loss) on investments           10,307,025          21,484,071          637,436           328,333
    Net change in unrealized appreciation
      (depreciation)                                  27,687,979           2,454,787          445,089          (599,781)
                                                   -------------        ------------     -------------     ------------
      Change in net assets resulting from
        operations                                    38,800,225          25,671,104        2,823,604         3,291,063
                                                   -------------        ------------     -------------     ------------
  DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income                (855,807)(1)      (1,745,652)      (1,748,747)       (3,561,907)
    Distributions from net realized gain on
      investments                                    (19,032,852)(2)      (7,513,977)        (220,394)               --
                                                   -------------        ------------     -------------     ------------
      Change in net assets from distributions to
        shareholders                                 (19,888,659)         (9,259,629)      (1,969,141)       (3,561,907)
                                                   -------------        ------------     -------------     ------------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares                      37,673,960          33,055,554        3,003,316         7,858,208
    Net asset value of shares issued to
      shareholders in payment of distributions
      declared                                           358,072           7,256,316          969,490         1,709,419
    Cost of shares redeemed                          (20,865,080)        (31,551,308)      (4,170,523)      (11,180,328)
                                                   -------------        ------------     -------------     ------------
      Change in net assets from share
        transactions                                  17,166,952           8,760,562         (197,717)       (1,612,701)
                                                   -------------        ------------     -------------     ------------
        Change in net assets                          36,078,518          25,172,037          656,746        (1,883,545)
  NET ASSETS:
    Beginning of period                              169,647,726         144,475,689       65,716,666        67,600,211
                                                   -------------        ------------     -------------     ------------
    End of period                                  $ 205,726,244        $169,647,726      $66,373,412      $ 65,716,666
                                                   =============        ============     ============      ============
  Undistributed net investment income
    included in net assets at end of period        $      40,747        $     91,333      $    67,849      $     75,517
                                                   =============        ============     ============      ============
  Net gain (loss) as computed for federal tax
    purposes                                       $  10,307,025        $ 21,433,652      $   637,436      $   (229,807)
                                                   =============        ============     ============      ============
------------------------------------------------------------------------------------------------------------------------


  (1) Represents income distributions of $855,681 and $126 for Class A Shares and Class B Shares, respectively.

  (2) Represents gain distributions for Class A Shares only.

  (See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           U.S. TREASURY
           TOTAL RETURN                     U.S. GOVERNMENT                                                MONEY MARKET
             BOND FUND                        INCOME FUND                     CASH RESERVE FUND                FUND
--------------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                        SIX MONTHS                        SIX MONTHS                          SIX MONTHS
      ENDED             YEAR            ENDED             YEAR             ENDED             YEAR              ENDED
   FEBRUARY 28,        ENDED         FEBRUARY 28,        ENDED         FEBRUARY 28,          ENDED         FEBRUARY 28,
       1997          AUGUST 31,          1997          AUGUST 31,          1997           AUGUST 31,           1997
   (UNAUDITED)          1996         (UNAUDITED)          1996          (UNAUDITED)          1996           (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
   $ 2,159,705      $ 3,989,944      $ 1,174,009      $ 2,711,671      $   3,898,495     $   9,132,497     $   3,405,828
       771,819          562,208         (359,935)        (474,449)                --                --                --
       667,497       (2,533,917)         822,569         (734,318)                --                --                --
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
     3,599,021        2,018,235        1,636,643        1,502,904          3,898,495         9,132,497         3,405,828
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    (2,146,622)      (4,074,428)      (1,166,895)      (2,789,759)        (3,898,495)       (9,132,497)       (3,405,828)
            --               --               --               --                 --                --                --
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    (2,146,622)      (4,074,428)      (1,166,895)      (2,789,759)        (3,898,495)       (9,132,497)       (3,405,828)
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
     5,558,475       15,497,407          743,592        4,723,431        237,860,810       432,905,070       185,237,489
     1,719,348        3,455,297          335,079          911,699            751,926         1,471,325         1,424,745
   (14,153,399)     (15,162,898)      (5,284,549)      (9,397,530)      (242,543,709)     (457,274,889)     (174,873,448)
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    (6,875,576)       3,789,806       (4,205,878)      (3,762,400)        (3,930,973)      (22,898,494)       11,788,786
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
    (5,423,177)       1,733,613       (3,736,130)      (5,049,255)        (3,930,973)      (22,898,494)       11,788,786
    71,188,255       69,454,642       37,543,875       42,593,130        168,343,868       191,242,362       136,068,361
   ------------     ------------     ------------     ------------     -------------     -------------     -------------
   $65,765,078      $71,188,255      $33,807,745      $37,543,875      $ 164,412,895     $ 168,343,868     $ 147,857,147
   ============     ============     ============     ============     =============     =============     =============
   $    71,520      $    58,437      $    48,236      $    41,122                 --                --                --
   ============     ============     ============     ============     =============     =============     =============
   $   771,819      $   264,963      $  (359,935)     $(1,298,006)                --                --                --
   ============     ============     ============     ============     =============     =============     =============
 --------------------------------------------------------------------------------------------------------------------------

     YEAR
     ENDED
  AUGUST 31,
     1996
--------------
 $   6,194,608
            --
            --
 -------------
     6,194,608
 -------------
    (6,194,608)
            --
 -------------
    (6,194,608)
 -------------
   315,672,475
     2,390,350
  (298,483,536)
 -------------
    19,579,289
 -------------
    19,579,289
   116,489,072
 -------------
 $ 136,068,361
 =============
            --
 =============
            --
 =============
--------------



=========================================================
FINANCIAL HIGHLIGHTS
=========================================================
  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 DISTRIBUTIONS
                   NET ASSET                   NET REALIZED                    DISTRIBUTIONS        FROM NET       DISTRIBUTIONS
                    VALUE,         NET        AND UNREALIZED    TOTAL FROM        FROM NET          REALIZED        IN EXCESS OF
   YEAR ENDED      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    INVESTMENT       INVESTMENT         GAIN ON        NET INVESTMENT
   AUGUST 31,      OF PERIOD      INCOME       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHARES
 1989(a)            $ 10.17        0.33         2.68           3.01            (0.24)               --                --
 1990               $ 12.94        0.38    (0.76)         (0.38)           (0.39)            (0.22)            (0.02)(i)
 1991               $ 11.93        0.33        2.45           2.78            (0.36)               --                --
 1992               $ 14.35        0.29        0.11           0.40            (0.27)            (0.46)               --
 1993               $ 14.02        0.30        2.00           2.30            (0.30)            (1.42)               --
 1994               $ 14.60        0.23        0.36           0.59            (0.25)            (1.13)               --
 1995               $ 13.81        0.22        2.54           2.76            (0.21)            (0.27)               --
 1996               $ 16.09        0.19        2.62           2.81            (0.19)            (0.84)               --
 1997(b)            $ 17.87        0.08        3.91           3.99            (0.09)            (1.99)               --
 CAPITAL APPRECIATION FUND--CLASS B SHARES
 1997(c)            $ 18.90        0.03        0.86           0.89            (0.03)               --                --
 LOUISIANA MUNICIPAL INCOME FUND
 1989(a)            $ 10.00        0.43        0.14           0.57            (0.43)               --                --
 1990               $ 10.14        0.64       (0.16)          0.48            (0.64)               --                --
 1991               $  9.98        0.64        0.48           1.12            (0.64)               --                --
 1992               $ 10.46        0.64        0.48           1.12            (0.64)            (0.03)               --
 1993               $ 10.91        0.62        0.73           1.35            (0.62)            (0.04)               --
 1994               $ 11.60        0.59       (0.68)         (0.09)           (0.59)            (0.10)               --
 1995               $ 10.82        0.59        0.24           0.83            (0.58)            (0.08)               --
 1996               $ 10.99        0.60       (0.05)          0.55            (0.60)               --                --
 1997(b)            $ 10.94        0.29        0.18           0.47            (0.29)            (0.04)               --
 TOTAL RETURN BOND FUND
 1993(d)            $ 10.00        0.56        0.48           1.04            (0.55)               --                --
 1994               $ 10.49        0.57       (0.83)         (0.26)           (0.57)            (0.02)               --
 1995               $  9.64        0.56        0.39           0.95            (0.54)               --                --
 1996               $ 10.05        0.56       (0.27)          0.29            (0.57)               --                --
 1997(b)            $  9.77        0.31        0.19           0.50            (0.31)               --                --
 U.S. GOVERNMENT INCOME FUND
 1989(a)            $ 10.17        0.69        0.03           0.72            (0.69)               --                --
 1990               $ 10.20        0.86       (0.11)          0.75            (0.86)            (0.02)               --
 1991               $ 10.07        0.85        0.43           1.28            (0.85)            (0.01)               --
 1992               $ 10.49        0.79        0.30           1.09            (0.79)            (0.04)               --
 1993               $ 10.75        0.74     0.12           0.86            (0.74)            (0.01)            (0.01)(i)
 1994               $ 10.85        0.69       (0.89)         (0.20)           (0.69)            (0.04)               --
 1995               $  9.92        0.71        0.20           0.91            (0.69)               --                --
 1996               $ 10.14        0.67       (0.30)          0.37            (0.69)               --                --
 1997(b)            $  9.82        0.33        0.11           0.44            (0.33)               --                --
 CASH RESERVE FUND
 1989(a)            $  1.00        0.07          --           0.07            (0.07)               --                --
 1990               $  1.00        0.08          --           0.08            (0.08)               --                --
 1991               $  1.00        0.06          --           0.06            (0.06)               --                --
 1992               $  1.00        0.04          --           0.04            (0.04)               --                --
 1993               $  1.00        0.02          --           0.02            (0.02)               --                --
 1994               $  1.00        0.03          --           0.03            (0.03)               --                --
 1995               $  1.00        0.05          --           0.05            (0.05)               --                --
 1996               $  1.00        0.05          --           0.05            (0.05)               --                --
 1997(b)            $  1.00        0.02          --           0.02            (0.02)               --                --
 U.S. TREASURY MONEY MARKET
 1993(e)            $  1.00        0.002         --           0.002           (0.002)              --                --
 1994               $  1.00        0.03          --           0.03            (0.03)               --                --
 1995               $  1.00        0.05          --           0.05            (0.05)               --                --
 1996               $  1.00        0.05          --           0.05            (0.05)               --                --
 1997(b)            $  1.00        0.02          --           0.02            (0.02)               --                --
---------------------------------------------------------------------------------------------------------------------


(a) Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.

(b) Six months ended February 28, 1997 (unaudited).

(c) Reflects operations for the period from November 30, 1996 (date of initial public offering) to February 28, 1997.

(d) Reflects operations for the period from November 2, 1992 (date of initial public investment) to August 31, 1993.

(e) Reflects operations for the period from July 19, 1993 (date of initial public investment) to August 31, 1993.

(f) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(g) Computed on an annualized basis.

------------------------------------------------------------------------------------------------------------------------
                                                        RATIOS TO AVERAGE NET ASSETS
                                                   --------------------------------------
                    NET ASSET                                      NET                         NET ASSETS,      PORTFOLIO
    TOTAL            VALUE,           TOTAL                     INVESTMENT      EXPENSE       END OF PERIOD     TURNOVER
DISTRIBUTIONS     END OF PERIOD     RETURN (F)     EXPENSES       INCOME       WAIVER (H)     (000 OMITTED)       RATE
------------------------------------------------------------------------------------------------------------------------
    (0.24)           $ 12.94           32.29%        0.56%(g)      4.00%(g)       0.83%(g)      $  48,093           70%
    (0.63)           $ 11.93           (3.11%)       0.42%         3.06%          0.75%         $  60,448          123%
    (0.36)           $ 14.35           23.77%        0.74%         2.58%          0.29%         $  87,927          124%
    (0.73)           $ 14.02            2.93%        0.83%         1.99%          0.25%         $  73,653          163%
    (1.72)           $ 14.60           17.89%        0.85%         2.10%          0.18%         $ 140,808          127%
    (1.38)           $ 13.81            4.27%        1.09%         1.67%            --          $ 139,081          118%
    (0.48)           $ 16.09           20.71%        1.25%         1.46%            --          $ 144,476           69%
    (1.03)           $ 17.87           18.03%        1.24%         1.08%            --          $ 169,648           69%
    (2.08)           $ 19.78           22.94%        1.24%(g)      0.85%(g)         --          $ 204,556           29%
    (0.03)           $ 19.76            4.73%        2.03%(g)      0.39%(g)         --          $   1,227           29%
    (0.43)           $ 10.14            5.82%        0.62%(g)      6.57%(g)       0.61%(g)      $  12,285           28%
    (0.64)           $  9.98            4.89%        0.81%         6.35%          0.41%         $  31,380           32%
    (0.64)           $ 10.46           11.59%        0.74%         6.29%          0.20%         $  42,210           26%
    (0.67)           $ 10.91           11.02%        0.65%         6.04%          0.16%         $  57,547           19%
    (0.66)           $ 11.60           12.75%        0.66%         5.59%          0.14%         $  85,914           32%
    (0.69)           $ 10.82           (0.76%)       0.71%         5.24%          0.08%         $  79,698           33%
    (0.66)           $ 10.99            8.20%        0.77%         5.54%          0.08%         $  67,600           22%
    (0.60)           $ 10.94            5.04%        0.74%         5.37%          0.08%         $  65,717           17%
    (0.33)           $ 11.08            4.33%        0.73%(g)      5.30%(g)       0.08%(g)      $  66,373           16%
    (0.55)           $ 10.49           10.39%        0.77%(g)      6.56%(g)       0.22%(g)      $  63,608           78%
    (0.59)           $  9.64           (2.46%)       1.21%         5.62%            --          $  72,088           96%
    (0.54)           $ 10.05           10.19%        1.30%         5.71%            --          $  69,455           91%
    (0.57)           $  9.77            2.90%        1.29%         5.57%            --          $  71,188           38%
    (0.31)           $  9.96            5.17%        1.30%(g)      6.24%(g)         --          $  65,765           43%
    (0.69)           $ 10.20            9.20%        0.59%(g)      8.64%(g)       0.52%(g)      $  15,753           42%
    (0.88)           $ 10.07            7.48%        0.69%         8.50%          0.45%         $  32,596           32%
    (0.86)           $ 10.49           13.27%        0.68%         8.30%          0.17%         $  48,482           20%
    (0.83)           $ 10.75           10.72%        0.69%         7.51%          0.11%         $  61,646           36%
    (0.76)           $ 10.85            8.11%        0.68%         7.03%          0.11%         $  86,597           61%
    (0.73)           $  9.92           (1.67%)       0.74%         6.68%          0.06%         $  67,051           26%
    (0.69)           $ 10.14            9.60%        0.82%         7.02%          0.06%         $  42,593            5%
    (0.69)           $  9.82            3.72%        0.87%         6.64%          0.06%         $  37,544           27%
    (0.33)           $  9.93            4.49%        0.95%(g)      6.60%(g)       0.06%(g)      $  33,808           21%
    (0.07)           $  1.00            6.86%        0.75%(g)      8.68%(g)         --          $ 169,303           --
    (0.08)           $  1.00            8.02%        0.77%         7.71%          0.01%         $ 300,668           --
    (0.06)           $  1.00            6.45%        0.80%         6.30%            --          $ 249,822           --
    (0.04)           $  1.00            3.75%        0.89%         3.79%          0.03%         $ 162,038           --
    (0.02)           $  1.00            2.49%        0.89%         2.48%            --          $ 154,052           --
    (0.03)           $  1.00            2.73%        0.91%         2.71%            --          $ 183,922           --
    (0.05)           $  1.00            4.97%        0.86%         4.87%            --          $ 191,242           --
    (0.05)           $  1.00            4.79%        0.87%         4.69%            --          $ 168,344           --
    (0.02)           $  1.00            2.27%        0.89%(g)      4.52%(g)         --          $ 164,413           --
    (0.002)          $  1.00            0.34%        0.50%(g)      2.80%(g)       0.32%(g)      $  33,995           --
    (0.03)           $  1.00            2.85%        0.66%         2.85%          0.23%         $  45,022           --
    (0.05)           $  1.00            5.15%        0.46%         5.15%          0.22%         $ 116,489           --
    (0.05)           $  1.00            5.08%        0.44%         4.95%          0.22%         $ 136,068           --
    (0.02)           $  1.00            2.43%        0.43%(g)      4.84%(g)       0.22%(g)      $ 147,857           --
------------------------------------------------------------------------------------------------------------------------

    AVERAGE
  COMMISSION
   PAID (J)

         --
         --
         --
         --
         --
         --
         --
   $ 0.0632
   $ 0.0697
   $ 0.0697
         --
         --
         --
         --
         --
         --
         --
         --
         --

         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
-------------


(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(i) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(j) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


============================================
    COMBINED NOTES TO FINANCIAL STATEMENTS     TOWER MUTUAL FUNDS
                                               February 28, 1997 (unaudited)
============================================

==================================
   (1) ORGANIZATION
==================================

  Tower Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

------------------------------------------------------------------------------------------------
    PORTFOLIO NAME                       DIVERSIFICATION     INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------
    Tower Capital Appreciation Fund        diversified       Provide growth of capital and
    ("Capital Appreciation Fund")                            income.
------------------------------------------------------------------------------------------------
    Tower Louisiana Municipal Income     non-diversified     Provide current income which is
    Fund                                                     generally exempt from federal
    ("Louisiana Municipal Income                             income tax and personal income
    Fund")                                                   taxes imposed by the state of
                                                             Louisiana.
------------------------------------------------------------------------------------------------
    Tower Total Return Bond Fund           diversified       Maximize total return.
    ("Total Return Bond Fund")
------------------------------------------------------------------------------------------------
    Tower U.S. Government Income Fund      diversified       Provide current income.
    ("U.S. Government Income Fund")
------------------------------------------------------------------------------------------------
    Tower Cash Fund                        diversified       Current income consistent with
    ("Cash Reserve Fund")                                    stability of principal.
------------------------------------------------------------------------------------------------
    Tower U.S. Treasury Money Market       diversified       Current income consistent with
    Fund                                                     stability of principal and
    ("U.S. Treasury Money Market                             liquidity.
    Fund")
------------------------------------------------------------------------------------------------


  Effective November 30, 1996, Capital Appreciation Fund added Class B Shares and designated the existing share class as Class A Shares.

  The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

===========================================
   (2) SIGNIFICANT ACCOUNTING POLICIES
===========================================

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U.S. Treasury Money Market Funds' use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.


     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At August 31, 1996, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                       EXPIRATION YEAR
-------------------------------------------------------------------------------------------------------------------
                                                                                                      TOTAL TAX LOSS
                             FUND                            2002          2003           2004         CARRYFORWARD
-------------------------------------------------------------------------------------------------------------------

     Louisiana Municipal Income Fund                        $    --     $   86,087     $  229,807       $  315,894
     Total Return Bond Fund                                      --        818,651             --          818,651
     U.S. Government Income Fund                             97,781      1,657,595      1,298,006        3,053,382
-------------------------------------------------------------------------------------------------------------------


     Additionally, the net capital loss, as noted below, is attributable to security transactions incurred after October 31, 1995 are as arising on the first day of the Funds' next taxable year (September 1, 1996).

-------------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL TAX LOSS
                                              FUND                                               PUSHFORWARD
-------------------------------------------------------------------------------------------------------------------
     U.S. Government Income Fund                                                                   $468,868
-------------------------------------------------------------------------------------------------------------------


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by Total Return Bond Fund and U.S. Treasury Money Market Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

=============================================
   (3) SHARES OF BENEFICIAL INTEREST
=============================================
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1997, Cash Reserve Fund and U.S. Treasury Money Market Funds' capital paid-in aggregated $164,412,895, and $147,857,147, respectively. Transactions in shares were as follows:

  EQUITY AND INCOME FUNDS

--------------------------------------------------------------------------------------------------------------------------
                                                                                  CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED                   YEAR ENDED
                                                                      FEBRUARY 28, 1997                AUGUST 31, 1996
--------------------------------------------------------------------------------------------------------------------------
                          CLASS A SHARES                           SHARES         DOLLARS          SHARES         DOLLARS
--------------------------------------------------------------------------------------------------------------------------
     Shares sold                                                  1,903,855     $ 36,458,003      1,892,875 $ 33,055,554
     Shares issued to shareholders in payment of distributions
       declared                                                      19,080          357,945        440,856   7,256,316
     Shares redeemed                                             (1,073,512)     (20,864,023)    (1,820,179)(31,551,308)
                                                                 ----------     ------------     ---------- -----------
       Net change resulting from Class A Shares transactions        849,423     $ 15,951,925        513,552 $  8,760,562
                                                                  =========      ===========      =========  ==========
-----------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                      PERIOD ENDED                       YEAR ENDED
                                                                     FEBRUARY 28, 1997*                AUGUST 31, 1996
---------------------------------------------------------------------------------------------------------------------------
                          CLASS B SHARES                           SHARES         DOLLARS          SHARES     DOLLARS
-----------------------------------------------------------------------------------------------------------------------
     Shares sold                                                     62,157     $  1,215,957             --          --
     Shares issued to shareholders in payment of distributions
       declared                                                           6              127             --          --
     Shares redeemed                                                    (51)          (1,057)            --          --
                                                                 ----------     ------------     ---------- ----------
       Net change resulting from Class B Shares transactions         62,112     $  1,215,027             --          --
---------------------------------------------------------------   =========      ===========      ========= ===========
       Net change resulting from fund share transactions            911,535     $ 17,166,952        513,552 $  8,760,562
                                                                  =========      ===========      =========   ==========


  *For the period from November 30, 1996 (date of initial public offering) to February 28, 1997.

-------------------------------------------------------------------------------------------------------------------------
                                       LOUISIANA MUNICIPAL                                            U.S. GOVERNMENT
                                           INCOME FUND              TOTAL RETURN BOND FUND              INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
                                    SIX MONTHS                    SIX MONTHS                     SIX MONTHS        YEAR
                                       ENDED           YEAR          ENDED           YEAR           ENDED          ENDED
                                     FEBRUARY         ENDED        FEBRUARY         ENDED         FEBRUARY        AUGUST
                                        28,         AUGUST 31,        28,         AUGUST 31,         28,            31,
                                       1997            1996          1997            1996           1997           1996
-------------------------------------------------------------------------------------------------------------------------
     Shares sold                       270,945        709,049        552,585      1,539,679          74,559    465,362
     Shares issued to
       shareholders in payment of
       distributions declared           87,603        154,787        171,544        344,081          33,584     90,519
     Shares redeemed                  (376,290)     (1,009,008)   (1,405,550)     (1,507,834)      (527,705)  (931,881)
                                    -----------     ----------    -----------     ----------     -----------  ---------
       Net change resulting from
         Share transactions            (17,742)      (145,172)      (681,421)       375,926        (419,562)  (376,000)
                                    ===========     ==========    ===========     ==========     ===========  =========
--------------------------------------------------------------------------------------------------------------------------



  MONEY MARKET FUNDS

-------------------------------------------------------------------------------------------------------------------------
                                                                                              U.S. TREASURY
                                                         CASH RESERVE FUND                  MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                       ENDED            ENDED             ENDED            ENDED
                                                   FEBRUARY 28,       AUGUST 31,      FEBRUARY 28,       AUGUST 31,
                                                       1997              1996             1997              1996
-------------------------------------------------------------------------------------------------------------------------
     Shares sold                                    237,860,810      432,905,070       185,237,489      315,672,475
     Shares issued to shareholders in payment of
       distributions declared                           751,926        1,471,325         1,424,745        2,390,350
     Shares redeemed                               (242,543,709)     (457,274,889)    (174,873,448)     (298,483,536)
                                                   -------------     ------------     -------------     ------------
     Net change resulting from Share
       transactions                                  (3,930,973)     (22,898,494)       11,788,786       19,579,289
                                                   =============     ============     =============     ============
-------------------------------------------------------------------------------------------------------------------------


===============================================
   (4) INVESTMENT ADVISORY FEE AND OTHER
      TRANSACTIONS WITH AFFILIATES
===============================================

  INVESTMENT ADVISORY FEE--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

-------------------------------------------------------------------------------------------------------------------------
                                                                                                  ANNUAL
     FUND                                                                                          RATE
-------------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund                                                                    0.75%
     Louisiana Municipal Income Fund                                                              0.45%
     Total Return Bond Fund                                                                       0.70%
     U.S. Government Income Fund                                                                  0.45%
     Cash Reserve Fund                                                                            0.40%
     U.S. Treasury Money Market Fund                                                              0.40%
-------------------------------------------------------------------------------------------------------------------------



  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

  DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's shares, annually, to reimburse FSC. During the six months ended February 28, 1997, Louisiana Municipal Income Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund did not incur distribution services fees.

  SHAREHOLDERS SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), Class B Shares of Capital Appreciation Fund will pay FSS up to 0.25% of its daily average net assets for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES--Organizational expenses of $13,075 and $17,585 for Total Return Bond Fund and U.S. Treasury Money Market Fund, respectively, were initially borne by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

======================================
   (5) INVESTMENT TRANSACTIONS
======================================
  Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1997, were as follows:

------------------------------------------------------------------------------------------------------------------
     FUND                                                             PURCHASES                    SALES
------------------------------------------------------------------------------------------------------------------

     Capital Appreciation Fund                                       $54,550,064                $54,943,187
     Louisiana Municipal Income Fund                                 $10,744,190                $11,310,616
     Total Return Bond Fund                                          $29,078,396                $31,998,608
     U.S. Government Income Fund                                     $ 7,537,446                $11,485,580
-------------------------------------------------------------------------------------------------------------------


======================================
   (6) CONCENTRATION OF CREDIT RISK
======================================

  Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 28, 1997, 71.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 23.0% of total investments.


                               TOWER MUTUAL FUNDS

                             TRUSTEES AND OFFICERS

============================================================================================

           TRUSTEES                                   OFFICERS

           EDWARD C. GONZALES                         EDWARD C. GONZALES
                                                      President and Treasurer

           ROBERT L. DIBENEDETTO, M.D.                JEFFREY W. STERLING
                                                      Vice President and Assistant Treasurer

           JAMES A. GAYLE, SR.                        PETER J. GERMAIN
                                                      Secretary

           J. GORDON REISCHE                          GAIL CAGNEY
                                                      Assistant Secretary
=============================================================================================


                                                                      891836108
                                                                      891836206
                                                                      891836306
                                                                      891836504
                                                                      891826405
                                                                      891836603

Federated Securities Corp. is distributor of the fund.             007697(4/97)